Operating Income - Schedule of Other Income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Income [Line Items]
Other income	€ 9,610	€ 6,371	€ 5,510
C I R Tax Credit [Member]
Disclosure Of Other Income [Line Items]
Other income	5,807	6,017	372
Other Operating Income [Member]
Disclosure Of Other Income [Line Items]
Other income	464	320	223
Government Grants And Subsidies [Member]
Disclosure Of Other Income [Line Items]
Other income	€ 3,340	€ 34	€ 5